Business Combination - Air Travel Bureau Limited - Cash Flows, Intangible Assets and Goodwill (Details) - Air Travel Bureau Limited - INR (₨) ₨ in Thousands		12 Months Ended
	Jul. 31, 2017	Mar. 31, 2018
Business Combination
Net cash acquired with the subsidiary	₨ 156,543
Cash paid	(510,000)
Net cash flow on acquisition	(353,457)
Values and lives of intangibles recognised on acquisition:
Total Intangibles	151,543
Changes in goodwill
Goodwill at beginning of year		₨ 653,666
Acquisition of a subsidiary		307,520
Goodwill at end of year	₨ 400,254	₨ 961,186
Customer relationships
Values and lives of intangibles recognised on acquisition:
Useful life of intangible assets	15 years
Total Intangibles	₨ 134,682
Non compete agreements
Values and lives of intangibles recognised on acquisition:
Useful life of intangible assets	3 years 6 months
Total Intangibles	₨ 16,861